Income Taxes - Provision For Income Taxes (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Current taxes:
Federal					$ 0	$ 0
Foreign					640	356
State					27	25
Total current taxes					667	381
Deferred taxes:
Federal						0
Foreign					(90)	83
State						0
Total deferred taxes					(90)	83
Provision for income taxes	$ 101	$ 176	$ 328	$ 384	$ 577	$ 464